NOTE 5 - RELATED PARTY TRANSACTIONS	9 Months Ended
May 31, 2019
Disclosure Text Block [Abstract]
NOTE 5 - RELATED PARTY TRANSACTIONS

NOTE 5 – RELATED PARTY TRANSACTIONS

(b)	Related Party Receivable
Related Party	Note	As of May 31, 2019	As of August 31, 2018
Cannis, Inc. (formerly Zartex, Inc.)	(a)	$ 22,321	$ -
Total		$ 22,321	$ -

(2) Related Party Payable

Related Party	Note	As of May 31, 2019	As of August 31, 2018
Ching Eu Boon (Mr. Ching”)	(b)	$ 2,919,712	$ 1,084,691
Total		$ 2,919,712	$ 1,084,691
a)	Mr. Ching Eu Boon, the Company’s sole shareholder, director, and officer, became the majority shareholder of Cannis, Inc. (formerly Zartex, Inc.) on November 14, 2018.

In support of Cannis, Inc.’s cash requirements, Mr. Ching advanced $22,321 to support Cannis, Inc.’s operations. There was no formal written commitment for continued support by Mr. Ching. The advances were considered due on demand in nature and have not been formalized by a promissory note. The outstanding receivable due from Cannis, Inc. was $22,321 as of May 31, 2019. The amount was non-interest bearing and due on demand without maturity date.

b)	For the period from April 2, 2018 (Inception) to August 31, 2018, Mr. Ching advanced $1,084,691 to the Company as working capital for its operation. The amount was interest free, unsecured and due on demand.

For the nine months ended May 31, 2019, Mr. Ching advanced $2,063,011 to the Company as working capital for its operation. The loan was interest free, unsecured and due on demand.

In December 2018, Mr. Ching converted $177,164 (MYR 732,640) of the outstanding amount into 732,640 shares of ordinary shares of the Company.

As of May 31, 2019, the outstanding balance due to Mr. Ching was $2,919,712.